Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Contingent Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [abstract]
Beginning balance	$ 50,766,070	$ 34,611,091
Business combination	115,971	30,333
Effect of translation	(648,685)	15,397,279
Increase of the year	10,510,473	12,199,311
Applications payments	(7,618,520)	(8,959,551)
Applications reversals	(2,046,178)	(2,512,393)
Ending balance	$ 51,079,131	$ 50,766,070